Liquidity (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Liquidity [Line Items]
Net loss	¥ 7,178			$ (991,000)
Operating cash flows	6,003	$ 829,000
Net current liabilities	97,058			13,385,000
Accumulated deficit	157,305			(21,693,000)
Capital contribution issurance	97,653	$ 13,467,000
Cash and cash equivalents and restricted cash	¥ 108,857			$ 15,012,000	¥ 5,908	$ 814,800